Revenue from contracts with customers - National and foreign sales (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue from contracts with customers
Revenue	$ 63,929,546	$ 73,222,324
National sales
Revenue from contracts with customers
Revenue from sale of goods	31,174,949	37,475,818
Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	32,754,597	35,746,506
Mid-distillates | National sales
Revenue from contracts with customers
Revenue from sale of goods	14,344,857	16,480,792
Gasolines | National sales
Revenue from contracts with customers
Revenue from sale of goods	9,043,982	12,512,904
Gasolines | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	149,590	193,394
Natural gas | National sales
Revenue from contracts with customers
Revenue from sale of goods	1,971,259	2,271,821
Services | National sales
Revenue from contracts with customers
Revenue from sale of goods	1,865,643	1,809,889
Electric Power Transmission Services | National sales
Revenue from contracts with customers
Revenue from sale of goods	1,522,356	1,350,548
Electric Power Transmission Services | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	2,621,770	3,061,980
Plastic and rubber | National sales
Revenue from contracts with customers
Revenue from sale of goods	445,287	654,029
Plastic and rubber | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	561,082	749,103
Fuel gas Service | National sales
Revenue from contracts with customers
Revenue from sale of goods	514,013	491,706
Asphalts | National sales
Revenue from contracts with customers
Revenue from sale of goods	386,922	464,815
L.P.G. and propane | National sales
Revenue from contracts with customers
Revenue from sale of goods	321,473	479,782
L.P.G. and propane | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	170,872	149,225
Roads and construction service | National sales
Revenue from contracts with customers
Revenue from sale of goods	160,635	176,879
Roads and construction service | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	2,495,770	2,546,680
Polyethylene | National sales
Revenue from contracts with customers
Revenue from sale of goods	150,642	158,669
Aromatics | National sales
Revenue from contracts with customers
Revenue from sale of goods	131,702	157,009
Crude oil | National sales
Revenue from contracts with customers
Revenue from sale of goods	178	125,486
Crude oil | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	22,989,399	25,001,389
Fuel oil | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	1,720,541	1,826,690
Other products | National sales
Revenue from contracts with customers
Revenue from sale of goods	316,000	341,489
Other products | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	1,167,161	945,194
Cash flow hedging | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods		(673,551)
Cash flow hedging | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	(90,623)	(673,551)
Diesel | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	$ 969,035	$ 1,946,402